Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COLUMBIA ACORN TRUST
Entity Central Index Key	0000002110
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000103324
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European Fund℠
Class Name	Class A
Trading Symbol	CAEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$65	1.28%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%	[1]
AssetsNet	$ 33,864,963
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$33,864,963
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	35%

Holdings [Text Block]

Geographic Allocation

Table Summary
United Kingdom	30.1%
France	16.1%
Germany	9.0%
Ireland	7.7%
Italy	7.2%
Austria	3.7%
Switzerland	3.6%
Greece	3.5%
Denmark	3.3%
Norway	2.8%
Other	12.3%

Equity Sector Allocation

Table Summary
Industrials	36.0%
Financials	20.3%
Real Estate	6.8%
Consumer Discretionary	6.2%
Health Care	6.2%
Materials	5.7%
Information Technology	4.8%
Energy	4.6%
Consumer Staples	4.6%
Utilities	2.4%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Elis SA	3.0%
Glanbia PLC	2.6%
Quilter PLC	2.5%
SPIE SA	2.3%
Nexans SA	2.3%
flatexDEGIRO AG	2.3%
Uniphar PLC	2.3%
Lisi SA	2.2%
Storebrand ASA	2.1%
CVS Group PLC	2.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Board of Trustees of Columbia Acorn European Fund (the Fund) has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated on or about August 25, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000103327
Shareholder Report [Line Items]
Fund Name	Columbia Acorn European Fund℠
Class Name	Institutional Class
Trading Symbol	CAEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn European Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[2]
AssetsNet	$ 33,864,963
Holdings Count | Holding	96
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$33,864,963
Total number of portfolio holdings	96
Portfolio turnover for the reporting period	35%

Holdings [Text Block]

Geographic Allocation

Table Summary
United Kingdom	30.1%
France	16.1%
Germany	9.0%
Ireland	7.7%
Italy	7.2%
Austria	3.7%
Switzerland	3.6%
Greece	3.5%
Denmark	3.3%
Norway	2.8%
Other	12.3%

Equity Sector Allocation

Table Summary
Industrials	36.0%
Financials	20.3%
Real Estate	6.8%
Consumer Discretionary	6.2%
Health Care	6.2%
Materials	5.7%
Information Technology	4.8%
Energy	4.6%
Consumer Staples	4.6%
Utilities	2.4%
Other	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Elis SA	3.0%
Glanbia PLC	2.6%
Quilter PLC	2.5%
SPIE SA	2.3%
Nexans SA	2.3%
flatexDEGIRO AG	2.3%
Uniphar PLC	2.3%
Lisi SA	2.2%
Storebrand ASA	2.1%
CVS Group PLC	2.0%

Material Fund Change [Text Block]

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

The Board of Trustees of Columbia Acorn European Fund (the Fund) has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated on or about August 25, 2026.

Summary of Change Legend [Text Block]

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
C000024954
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class A
Trading Symbol	LACAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$58	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.06%	[3]
AssetsNet	$ 2,771,071,371
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Material Fund Change [Text Block]
C000024956
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class C
Trading Symbol	LIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$99	1.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.81%	[4]
AssetsNet	$ 2,771,071,371
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Material Fund Change [Text Block]
C000251059
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Class S
Trading Symbol	ACRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[5]
AssetsNet	$ 2,771,071,371
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Material Fund Change [Text Block]
C000122736
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional 2 Class
Trading Symbol	CRBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$43	0.78%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 2,771,071,371
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Material Fund Change [Text Block]
C000122737
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional 3 Class
Trading Symbol	CRBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$40	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%	[7]
AssetsNet	$ 2,771,071,371
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Material Fund Change [Text Block]
C000024957
Shareholder Report [Line Items]
Fund Name	Columbia Acorn<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Institutional Class
Trading Symbol	ACRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn® Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$45	0.81%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.81%	[8]
AssetsNet	$ 2,771,071,371
Holdings Count | Holding	95
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$2,771,071,371
Total number of portfolio holdings	95
Portfolio turnover for the reporting period	52%

Holdings [Text Block]

Equity Sector Allocation

Table Summary
Industrials	27.4%
Information Technology	23.9%
Health Care	21.4%
Consumer Discretionary	7.2%
Financials	7.0%
Energy	2.4%
Consumer Staples	2.2%
Communication Services	1.0%
Utilities	0.5%

Asset Categories

Table Summary
Common Stocks	93.0%
Money Market Funds	5.6%
Exchange-Traded Equity Funds	1.4%

Largest Holdings [Text Block]

Top Holdings

Table Summary
SPX Technologies, Inc.	2.8%
VSE Corp.	2.1%
GCM Grosvenor, Inc., Class A	2.0%
SharkNinja, Inc.	1.9%
Cavco Industries, Inc.	1.8%
DigitalOcean Holdings, Inc.	1.8%
Guardant Health, Inc.	1.8%
Rush Street Interactive, Inc.	1.7%
Viavi Solutions, Inc.	1.7%
Dorman Products, Inc.	1.7%

Material Fund Change [Text Block]
C000024958
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class A
Trading Symbol	LAIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$61	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[9]
AssetsNet	$ 800,421,905
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Material Fund Change [Text Block]
C000251060
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Class S
Trading Symbol	CCIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[10]
AssetsNet	$ 800,421,905
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Material Fund Change [Text Block]
C000097733
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional 2 Class
Trading Symbol	CAIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$46	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%	[11]
AssetsNet	$ 800,421,905
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Material Fund Change [Text Block]
C000122739
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional 3 Class
Trading Symbol	CCYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[12]
AssetsNet	$ 800,421,905
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Material Fund Change [Text Block]
C000024961
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 63, 107); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 300; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Class Name	Institutional Class
Trading Symbol	ACINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International® (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$49	0.95%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[13]
AssetsNet	$ 800,421,905
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$800,421,905
Total number of portfolio holdings	66
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	43.9%
United Kingdom	8.7%
Switzerland	6.9%
United States	5.6%
Italy	4.7%
France	4.2%
Germany	3.4%
Ireland	2.7%
Netherlands	2.6%
Sweden	2.6%
Other	14.7%

Equity Sector Allocation

Table Summary
Industrials	34.1%
Information Technology	21.7%
Financials	9.0%
Consumer Discretionary	7.1%
Materials	5.9%
Communication Services	4.7%
Energy	4.5%
Health Care	4.2%
Consumer Staples	4.0%
Real Estate	3.1%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Prysmian SpA	3.6%
Bank of Ireland Group PLC	2.7%
BE Semiconductor Industries NV	2.6%
Niterra Co., Ltd.	2.6%
Halma PLC	2.4%
Renesas Electronics Corp.	2.4%
Fisher & Paykel Healthcare Corp., Ltd.	2.3%
Kraftia Corp.	2.2%
Gaztransport Et Technigaz SA	2.2%
VAT Group AG	2.1%

Material Fund Change [Text Block]
C000024970
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Class A
Trading Symbol	LAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$56	1.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[14]
AssetsNet	$ 201,708,409
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Material Fund Change [Text Block]
C000251061
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Class S
Trading Symbol	ACFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[15]
AssetsNet	$ 201,708,409
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Material Fund Change [Text Block]
C000122746
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Institutional 2 Class
Trading Symbol	CRIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$37	0.72%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[16]
AssetsNet	$ 201,708,409
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Material Fund Change [Text Block]
C000122747
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Institutional 3 Class
Trading Symbol	CSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$34	0.66%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[17]
AssetsNet	$ 201,708,409
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Material Fund Change [Text Block]
C000024973
Shareholder Report [Line Items]
Fund Name	Columbia Acorn International Select℠
Class Name	Institutional Class
Trading Symbol	ACFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Acorn International Select℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$43	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[18]
AssetsNet	$ 201,708,409
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$201,708,409
Total number of portfolio holdings	61
Portfolio turnover for the reporting period	20%

Holdings [Text Block]

Geographic Allocation

Table Summary
Japan	28.0%
France	14.6%
United Kingdom	12.3%
Switzerland	8.9%
United States	7.6%
Netherlands	6.6%
Germany	4.7%
Denmark	3.6%
Spain	2.6%
Ireland	2.3%
Other	8.8%

Equity Sector Allocation

Table Summary
Industrials	28.2%
Information Technology	20.4%
Consumer Discretionary	9.9%
Financials	9.3%
Health Care	8.8%
Consumer Staples	8.7%
Communication Services	5.4%
Materials	4.2%
Energy	1.3%
Real Estate	0.9%

Largest Holdings [Text Block]

Top Holdings

Table Summary
ASML Holding NV	6.6%
Tokyo Electron Ltd.	4.0%
Airbus Group SE	3.7%
Schneider Electric SE	3.3%
Recruit Holdings Co., Ltd.	2.8%
Industria de Diseno Textil SA	2.6%
Standard Chartered PLC	2.6%
Disco Corp.	2.4%
Bank of Ireland Group PLC	2.3%
Novo Nordisk A/S, Class B	2.2%

Material Fund Change [Text Block]
C000024974
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Class A
Trading Symbol	CTFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[19]
AssetsNet	$ 1,259,457,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

C000024976
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Class C
Trading Symbol	CTFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$60	1.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[20]
AssetsNet	$ 1,259,457,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

C000251062
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Class S
Trading Symbol	COTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[21]
AssetsNet	$ 1,259,457,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

C000122750
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Institutional 2 Class
Trading Symbol	CQTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[22]
AssetsNet	$ 1,259,457,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

C000122751
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Institutional 3 Class
Trading Symbol	CYYYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$6	0.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[23]
AssetsNet	$ 1,259,457,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

C000024977
Shareholder Report [Line Items]
Fund Name	Columbia Thermostat Fund℠
Class Name	Institutional Class
Trading Symbol	COTZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Thermostat Fund℠ (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[24]
AssetsNet	$ 1,259,457,548
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$1,259,457,548
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	55%

Holdings [Text Block]	Asset Categories
Table Summary
Fixed Income Funds	58.4%
Equity Funds	27.9%
Exchange-Traded Equity Funds	7.0%
Exchange-Traded Fixed Income Funds	6.5%
Other	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Columbia Total Return Bond Fund, Institutional 3 Class	16.3%
Columbia Select Corporate Income Fund, Institutional 3 Class	16.2%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	9.7%
Columbia Quality Income Fund, Institutional 3 Class	9.7%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	8.7%
Columbia Contrarian Core Fund, Institutional 3 Class	8.7%
Columbia Research Enhanced Core ETF	7.0%
Columbia Large Cap Index Fund, Institutional 3 Class	7.0%
Columbia High Yield Bond Fund, Institutional 3 Class	6.5%
Columbia Diversified Fixed Income Allocation ETF	6.5%

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